Goodwill (Details) - Schedule of Goodwill	12 Months Ended
Dec. 31, 2023 USD ($)
Cost [Member]
Cost
As at January 1, 2023
Acquired through business combination	9,020,813
As at December 31, 2023	9,020,813
Accumulated impairment [member]
Cost
As at January 1, 2023
As at December 31, 2023	$ 9,020,813